LEASE LIABILITY AND RIGHT OF USE ASSET - Schedule of detailed information about changes in the lease liability during the years (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 135	$ 271
Lease liabilities included in the balance sheet	131	215
Current	91	85
Non-current	40	130
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	94	90
One year to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	41	181
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 0	$ 0